Leases (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 26, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [abstract]
Discounted incremental borrowing rate		11.00%
Right of use assets in property, plant and equipment	$ 711	$ 719	$ 131
Expenses related to low value assets		16
Expenses related to short-term leases			15
Variable lease payments expenses not included in measurement of lease liabilities		$ 146	$ 127
Lease obligation	$ 693
Lease term	3 years